STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net Income/ (Loss)	$ 652,084	$ (416)	$ (417,407)	$ 2,675,037
Adjustment to reconcile net income to cash flows from operating activities:
Amortization of intangible asset	3,084		0	11,696
Changes in Operating Assets and Liabilities:
Accounts receivables	(284,056)	0
Note receivable	(1,444,683)	0
Trade Receivables			0	(2,489,993)
Other receivables	(615)	0	0	(258,282)
Intangible asset	0	(56,191)		(58,480)
Prepayments	(1,272,083)	(13,531)	0	(41,141)
Amount due to related parties	36,000	(1,338,000)	254,515	0
Accounts payables	668,159	0
Trade payable			0	7,802
Accrued expenses	254,206	(11,790)	32,000	220,658
Right of use assets	133,224	0	0	(2,684,330)
Lease liabilities	(135,835)	0	0	2,902,151
Tax payables	(578,814)	0		828,695
Other payables			0	48,524
Net Cash Flows Used in Operating Activities:	(1,969,329)	(1,419,973)	(130,892)	1,162,337
Cash flow from financing activities:
Proceeds from issuance of common stock			222,020	835,500
Share issued for cash	0	78,000
Share to be issued			5,000,000	0
Note receivable			0	(2,957,622)
Related party loan			1,500,000	(1,560,020)
Net cash provided by financing activities:	0	78,000	6,722,020	(3,682,142)
Effect of exchange rate changes on cash	1,666	(57,060)	0	569,280
Change in Cash and Cash Equivalents:	(1,967,663)	(1,399,033)	6,591,128	(1,950,525)
Cash and Cash Equivalents, Beginning of Period	4,640,603	6,591,128	0	6,591,128
Cash and Cash Equivalents, End of Period	2,672,940	5,192,095	6,591,128	4,640,603
Supplemental Cash Flow Information:
Cash paid for interest	0	0	0	0
Cash paid for taxes	$ 553,195	$ 0	$ 0	$ 1,162,556